UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.9%

Security	Principal Amount (000’s omitted)	Value
Education — 4.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$387,036
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	238,195
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	396,554
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	773,455

		$1,795,240

Escrowed/Prerefunded — 6.6%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/27	$1,115	$1,264,198
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	142,297
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	745,749
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	30	35,157
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	268,273

		$2,455,674

General Obligations — 1.5%
Jersey City, 4.00%, 11/1/35(1)	$250	$263,822
Monmouth County Improvement Authority, 5.00%, 1/15/27	260	290,662

		$554,484

Hospital — 13.3%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$281,883
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	471,942
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	522,665
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	335,657
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	163,528
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	400	460,664
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,085	1,222,252
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	700	788,305
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	675	704,585

		$4,951,481

Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$925	$979,279

		$979,279

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 2.6%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$865	$865,251
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	85	87,735
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,712

		$973,698

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$665,387
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	356,373

		$1,021,760

Insured-Escrowed/Prerefunded — 23.8%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,089,010
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	320	336,842
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	358,329
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	379,638
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	403,082
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,061,770
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	744,849
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,040,943
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	450	479,799
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	895,625
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 4.75%, 7/1/34	1,060	1,100,757
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	255	265,440
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	170	176,907
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	110,185
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	410,689

		$8,853,865

Insured-General Obligations — 24.5%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$558,875
Bayonne, (AGM), 0.00%, 7/1/23	2,415	2,088,468
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,583,505
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	881,440
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	4,001,529

		$9,113,817

Insured-Hospital — 4.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,620,420

		$1,620,420

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 6.0%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,311,140
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	290	318,345
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	593,120

		$2,222,605

Insured-Special Tax Revenue — 14.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$906,430
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	609,655
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,218
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,753,893
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	787,707
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	219,508

		$5,255,411

Insured-Transportation — 9.6%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$745,992
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,899,840
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	723,658
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	194,632

		$3,564,122

Insured-Water and Sewer — 11.4%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,694,005
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	556,343

		$4,250,348

Lease Revenue/Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$465	$474,347

		$474,347

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$715,135

		$715,135

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,031,903

		$1,031,903

Transportation — 22.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$639,170
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	227,340
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	765,840
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,206,971
Port Authority of New York and New Jersey, 5.00%, 10/15/35(2)	2,675	3,116,268
Port Authority of New York and New Jersey, 5.00%, 10/15/41(2)	2,000	2,313,880
South Jersey Transportation Authority, 5.00%, 11/1/39	200	218,442

		$8,487,911

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.3%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$765,591
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	472,070

		$1,237,661

Total Tax-Exempt Investments — 159.9% (identified cost $54,699,686)		$59,559,161

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.0)%		$(2,225,356)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.4)%		$(17,287,910)

Other Assets, Less Liabilities — (7.5)%		$(2,791,742)

Net Assets Applicable to Common Shares — 100.0%		$37,254,153

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 61.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 22.8% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Sep-17	$(2,128,859)	$(2,151,625)	$(22,766)

						$(22,766)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $22,766.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,863,551

Gross unrealized appreciation	$5,188,352
Gross unrealized depreciation	(232,742)

Net unrealized appreciation	$4,955,610

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,559,161	$—	$59,559,161
Total Investments	$—	$59,559,161	$—	$59,559,161

Liability Description
Futures Contracts	$(22,766)	$—	$—	$(22,766)
Total	$(22,766)	$—	$—	$(22,766)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017